Retirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Change in benefit obligation
The following table sets forth the change in benefit obligation for the Company’s pension plans.

	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$52.7	$46.8
Service cost	1.7	1.5
Interest cost	2.0	2.2
Actuarial (gain) loss	(5.1)	2.7
Benefits paid	(1.6)	(2.2)
Cumulative translation adjustments	(3.7)	1.7
Benefit obligation, end of year	$46.0	$52.7

Change in plan assets
The following table sets forth the change in plan assets for the Company’s pension plans.

	2013	2012
Change in plan assets:
Fair value of plan assets, beginning of year	$40.1	$34.2
Actual return on plan assets	4.5	2.8
Employer contributions	3.8	4.1
Benefits paid	(1.6)	(2.2)
Cumulative translation adjustments	(3.1)	1.2
Fair value of plan assets, end of year	$43.7	$40.1

Funded status and amounts recognized in consolidated statement of financial position
The funded status of pension benefit obligations and the related amounts recognized on the Combined Consolidated Balance Sheets were as follows:

At December 31,	2013	2012
Funded status, end of year	$(2.3)	$(12.6)
Amounts recognized on Combined Consolidated Balance Sheets:
Other noncurrent liabilities	$(2.3)	$(12.6)
Net amounts recognized	$(2.3)	$(12.6)

Amounts recognized in accumulated other comprehensive income (loss)
The following amounts were recognized in accumulated other comprehensive loss on the Combined Consolidated Balance Sheets.

At December 31,	2013	2012
Net actuarial loss	$(10.2)	$(19.3)
Deferred income taxes	4.3	7.6
Net amount recognized in accumulated other comprehensive loss	$(5.9)	$(11.7)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The information for the pension plans with an accumulated benefit obligation in excess of plan assets is set forth below.

At December 31,	2013	2012
Projected benefit obligation	$2.0	$52.7
Accumulated benefit obligation	$1.9	$46.5
Fair value of plan assets	$1.8	$40.1

Schedule of Net Benefit Costs
The following table presents the components of net periodic pension cost and amounts recognized in other comprehensive income (loss) for our pension plans:

	Three Months Ended
	March 31,
(in millions)	2014	2013
Components of net periodic pension cost:
Service cost	$0.3	$0.4
Interest cost	0.6	0.5
Expected return on plan assets	(0.7)	(0.6)
Amortization of actuarial losses(a)	0.2	0.3
Net periodic pension cost	$0.4	$0.6

(a)	Reflects amounts reclassified from accumulated other comprehensive income (loss) to net income.

The following tables present the components of net periodic pension cost and amounts recognized in other comprehensive income (loss).

Year Ended December 31,	2013	2012	2011
Components of net periodic pension cost:
Service cost	$1.7	$1.5	$1.3
Interest cost	2.0	2.2	2.2
Expected return on plan assets	(2.4)	(2.1)	(2.2)
Amortization of actuarial losses	1.0	0.9	0.4
Net periodic pension cost	$2.3	$2.5	$1.7

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Year Ended December 31,	2013
Other comprehensive income (loss):
Actuarial gains	$7.2
Amortization of actuarial losses (a)	1.0
Cumulative translation adjustments	0.9
9.1
Deferred income taxes	(3.3)
Recognized in other comprehensive loss, net of tax	$5.8

(a)	Reflects amounts reclassified from accumulated other comprehensive income (loss) to net income.

Weighted average assumptions used to determine benefit obligations and net periodic cost
Estimated net actuarial losses related to the defined benefit pension plans of approximately $.4 million, will be amortized from accumulated other comprehensive loss into net periodic pension costs in 2014.

	2013	2012
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.0%	4.0%
Rate of compensation increase	3.0%	3.0%
Weighted average assumptions used to determine net periodic cost for the year ended December 31:
Discount rate	4.0%	4.5%
Expected long-term return on plan assets	6.0%	6.2%
Rate of compensation increase	3.0%	3.0%

Pension plan assets categorized according to the FASB fair value hierarchy
The following tables set forth the Company’s pension plan assets measured at fair value on a recurring basis at December 31, 2013 and 2012. These assets have been categorized according to the three-level fair value hierarchy established by the FASB which prioritizes the inputs used in measuring fair value. Level 1 is based on quoted prices for the asset in active markets. Level 2 is based on inputs that are observable other than quoted market prices in active markets, such as quoted prices for the asset in inactive markets or quoted prices for similar assets. Level 3 is based on unobservable inputs that market participants would use in pricing the asset.

At December 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$—	$2.6	$—	$2.6
Fixed income securities:
Government related securities	1.4	6.3	—	7.7
Corporate bonds (b)	—	9.6	—	9.6
Equity securities: (c)
U.S. equity	4.9	2.6	—	7.5
International equity	—	16.2	—	16.2
Other	—	0.1	—	0.1
Total assets	$6.3	$37.4	$—	$43.7

At December 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$0.1	$1.9	$—	$2.0
Fixed income securities:
Government related securities	2.1	6.8	—	8.9
Corporate bonds (b)	—	9.1	—	9.1
Equity securities: (c)
U.S. equity	3.8	2.0	—	5.8
International equity	—	14.2	—	14.2
Other	—	0.1	—	0.1
Total assets	$6.0	$34.1	$—	$40.1

(a)	Assets categorized as Level 2 reflect investments in money market funds.

(b)	Securities of diverse industries, substantially all investment grade.

(c)	Assets categorized as Level 2 reflect investments in common collective funds.

Schedule of Expected Benefit Payments	The estimated future benefit payments for pension plans are as follows:

2014	2015	2016	2017	2018	2019-2023
$1.3	$1.3	$1.4	$1.5	$1.7	$13.1